Related Parties and Others (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Significant Transactions, Trade Accounts and Notes Receivable and Payable Occurred in Normal Course of Business with Related Parties
(b)
Significant transactions such as sales of goods and purchases of raw material and outsourcing service and others, which occurred in the normal course of business with related parties for the years ended December 31, 2017, 2018 and 2019 are as follows:

(In millions of won)	2017
	Sales and others			Purchase and others
			Dividend income	Purchase of raw material and others	Acquisition of property, plant and equipment	Outsourcing fees	Other costs
Associates and their subsidiaries
New Optics Ltd.(*)	~~W~~	1	—	—	—	4	6
INVENIA Co., Ltd.		—	—	1,862	66,548	—	2,259
AVATEC Co., Ltd.		—	530	—	—	90,785	720
Paju Electric Glass Co., Ltd.		—	8,109	380,815	—	—	4,225
Shinbo Electric Co., Ltd.(*)		15,812	—	—	—	—	21
Narenanotech Corporation(*)		—	—	279	21,727	—	244
WooRee E&L Co., Ltd.		—	—	—	—	—	175
YAS Co., Ltd.		—	—	6,347	69,243	—	2,474

	~~W~~	15,813	8,639	389,303	157,518	90,789	10,124

Entity that has significant influence over the Controlling Company
LG Electronics Inc.	~~W~~	1,689,381	—	47,898	906,427	—	109,865
Subsidiaries of the entity that has significant influence over the Controlling Company
LG Electronics India Pvt. Ltd.	~~W~~	71,597	—	—	—	—	163
LG Electronics Vietnam Haiphong Co., Ltd.		205,934	—	—	8,892	—	198
LG Electronics Nanjing New Technology Co., Ltd.	~~W~~	300,785	—	—	245	—	379
LG Electronics RUS, LLC		103,479	—	—	—	—	963
LG Electronics do Brasil Ltda.		228,821	—	—	—	—	430
LG Innotek Co., Ltd.		14,836	—	199,896	—	—	5,692
Qingdao LG Inspur Digital Communication Co., Ltd.		77,787	—	—	—	—	—
Inspur LG Digital Mobile Communications Co., Ltd.		230,832	—	—	—	—	—
LG Electronics Mexicalli, S.A. DE C.V.		319,772	—	—	—	—	186
LG Electronics Mlawa Sp. z o.o.		847,565	—	—	—	—	985
LG Electronics Taiwan Taipei Co., Ltd.		13,693	—	—	—	—	164
LG Hitachi Water Solutions Co., Ltd.		—	—	—	318,978	—	1,532
LG Electronics Reynosa, S.A. DE C.V.		1,287,340	—	—	—	—	1,926
LG Electronics Almaty Kazakhstan		14,079	—	—	—	—	53
LG Electronics Air-Conditioning (Shandong) Co., Ltd.		—	—	255	3,744	—	2,621
HiEntech Co., Ltd.		—	—	—	6,991	—	34,432
Hientech (Tianjin) Co., Ltd.		—	—	—	21,838	—	11,822
LG Electronics S.A. (Pty) Ltd.		14,155	—	—	—	—	25
Others		857	—	3	14	—	7,264

	~~W~~	3,731,532	—	200,154	360,702	—	68,835

	~~W~~	5,436,726	8,639	637,355	1,424,647	90,789	188,824

(*)	Represents transactions occurred prior to disposal of the entire investments.

	2018
				Purchase and others
(In millions of won)	Sales and others		Dividend income	Purchase of raw material and others	Acquisition of property, plant and equipment	Outsourcing fees	Other costs
Associates and their subsidiaries
INVENIA Co., Ltd.		—	30	1,608	58,111	—	896
AVATEC Co., Ltd.		—	530	—	—	71,403	905
Paju Electric Glass Co., Ltd.		—	4,172	364,183	—	—	4,411
WooRee E&L Co., Ltd.		—	—	58	—	—	144
YAS Co., Ltd.		—	—	5,281	143,192	—	3,391
LB Gemini New Growth Fund No. 16(*)		1,112	540	—	—	—	—

	~~W~~	1,112	5,272	371,130	201,303	71,403	9,747

Entity that has significant influence over the Controlling Company
LG Electronics Inc.	~~W~~	1,215,153	—	36,522	1,041,563	—	127,775
Subsidiaries of the entity that has significant influence over the Controlling Company
LG Electronics India Pvt. Ltd.	~~W~~	71,798	—	—	—	—	103
LG Electronics Vietnam Haiphong Co., Ltd.		173,051	—	—	4,541	—	166
LG Electronics Nanjing New Technology Co., Ltd.	~~W~~	223,524	—	—	424	—	1,528
LG Electronics RUS, LLC		106,631	—	—	—	—	2,673
LG Electronics do Brasil Ltda.		192,775	—	—	—	—	350
LG Innotek Co., Ltd.		29,267	—	147,453	—	—	39,136
Qingdao LG Inspur Digital Communication Co., Ltd.		37,738	—	—	—	—	—
Inspur LG Digital Mobile Communications Co., Ltd.		131,970	—	—	—	—	1
LG Electronics Mexicalli, S.A. DE C.V.		187,844	—	—	—	—	210
LG Electronics Mlawa Sp. z o.o.		740,784	—	—	—	—	631
LG Electronics Taiwan Taipei Co., Ltd.		12,746	—	—	—	—	330
LG Hitachi Water Solutions Co., Ltd.		9,100	—	—	304,365	—	8,980
LG Electronics Reynosa, S.A. DE C.V.		1,030,414	—	—	—	—	2,021
LG Electronics Almaty Kazakhstan		3,759	—	—	—	—	42
LG Electronics Air-Conditioning (Shandong) Co., Ltd.		—	—	330	26,871	—	7,264
HiEntech Co., Ltd.		—	—	—	22,378	—	29,215
Hientech (Tianjin) Co., Ltd.		—	—	—	92,900	—	23,880
LG Electronics S.A. (Pty) Ltd.		7,244	—	—	—	—	20
LG Electronics Egypt S.A.E.		25,491	—	—	—	—	16
Others		5,195	—	28	15	—	11,480

	~~W~~	2,989,331	—	147,811	451,494	—	128,046

	~~W~~	4,205,596	5,272	555,463	1,694,360	71,403	265,568

(*)	Represents transactions occurred prior to the Group’s disposal of the entire investments.

	2019
				Purchase and others
(In millions of won)	Sales and others		Dividend income	Purchase of raw material and others	Acquisition of property, plant and equipment	Outsourcing fees	Other costs
Associates and their subsidiaries
INVENIA Co., Ltd.(*1)	~~W~~	—	180	1,024	45,580	—	297
AVATEC Co., Ltd.		2,639	265	—	—	73,323	891
Paju Electric Glass Co., Ltd.		—	6,057	342,958	—	—	4,416
WooRee E&L Co., Ltd.		—	—	6,441	—	—	5
YAS Co., Ltd.		—	1,000	6,764	102,316	—	3,655
Material Science Co., Ltd.		—	—	59	—	—	313

	~~W~~	2,639	7,502	357,246	147,896	73,323	9,577

Entity that has significant influence over the Controlling Company
LG Electronics Inc.	~~W~~	947,409	—	13,240	815,629	—	153,212
Subsidiaries of the entity that has significant influence over the Controlling Company
LG Electronics India Pvt. Ltd.	~~W~~	87,116	—	—	—	—	194
LG Electronics Vietnam Haiphong Co., Ltd.		277,743	—	—	3,019	—	924
LG Electronics Nanjing New Technology Co., Ltd.		297,033	—	—	31	—	486
LG Electronics RUS, LLC		100,894	—	—	—	—	1,972
LG Electronics do Brasil Ltda.	~~W~~	145,546	—	—	—	—	289
LG Innotek Co., Ltd.		7,572	—	53,886	—	—	79,162
Qingdao LG Inspur Digital Communication Co., Ltd.		22,563	—	—	—	—	—
Inspur LG Digital Mobile Communications Co., Ltd.		41,858	—	—	—	—	—
LG Electronics Mexicalli, S.A. DE C.V.		114,520	—	—	—	—	85
LG Electronics Mlawa Sp. z o.o.		618,715	—	—	—	—	1,967
LG Hitachi Water Solutions Co., Ltd.(*2)		—	—	—	79,986	—	—
LG Electronics Reynosa, S.A. DE C.V.		722,194	—	—	—	—	1,155
LG Electronics Air-Conditioning (Shandong) Co., Ltd.		—	—	444	14,527	—	88
HiEntech Co., Ltd.(*2)		47	—	—	7,264	—	21,576
HiEntech (Tianjin) Co., Ltd.(*2)		—	—	—	32,335	—	15,423
LG Electronics Egypt S.A.E.		97,359	—	—	—	—	241
LG Electronics Alabama Inc.		12,869	—	—	—	—	—
LG Electronics Japan, Inc.		—	—	—	14	—	6,236
P.T. LG Electronics Indonesia		11,200	—	—	—	—	176
Others		12,564	—	—	33	—	6,996

	~~W~~	2,569,793	—	54,330	137,209	—	136,970

	~~W~~	3,519,841	7,502	424,816	1,100,734	73,323	299,759

(*1)	Represents transactions occurred prior to the Group’s disposal of the entire investments
(*2)	Represents transactions occurred prior to LG Electronics Inc.’s disposal of the entire investments.

(c)	Trade accounts and notes receivable and payable as of December 31, 2018 and 2019 are as follows:

	Trade accounts and notes receivable and others			Trade accounts and notes payable and others
(In millions of won)	December 31, 2018		December 31, 2019	December 31, 2018	December 31, 2019
Associates
INVENIA Co., Ltd.(*)		2,000	—	30,179	—
AVATEC Co., Ltd.		—	—	4,382	1,029
Paju Electric Glass Co., Ltd.		—	—	60,566	62,853
WooRee E&L Co., Ltd.		—	—	7	1,888
YAS Co., Ltd.		—	—	6,145	27,489
Material Science Co., Ltd.		—	—	—	8

	~~W~~	2,000	—	101,279	93,267

Entity that has significant influence over the Controlling Company
LG Electronics Inc.	~~W~~	247,679	209,939	430,677	157,713
Subsidiaries of the entity that has significant influence over the Controlling Company
LG Electronics India Pvt. Ltd.	~~W~~	9,047	6,113	29	—
LG Electronics Vietnam Haiphong Co., Ltd.		25,544	47,740	—	75
LG Electronics Nanjing New Technology Co., Ltd.		43,463	55,343	139	49
LG Electronics RUS, LLC		22,570	17,600	90	83
LG Electronics do Brasil Ltda.		15,608	14,805	62	26
LG Innotek Co., Ltd.		2,885	267	47,382	36,426
LG Electronics Mexicali, S.A. DE C.V.	~~W~~	15,305	11,195	—	17

( In millions of won )
	Trade accounts and notes receivable and others			Trade accounts and notes payable and others
	December 31, 2018		December 31, 2019	December 31, 2018	December 31, 2019
LG Electronics Mlawa Sp. z o.o.	~~W~~	70,236	124,390	33	75
LG Electronics Reynosa, S.A. DE C.V.		69,189	82,927	134	62
LG Electronics Egypt S.A.E.		10,296	9,432	—	—
Qingdao LG Inspur Digital Communication Co., Ltd.		3,530	7,221	—	—
P.T. LG Electronics Indonesia		—	7,696	—	16
Others		27,535	2,452	102,486	3,548

	~~W~~	315,208	387,181	150,355	40,377

	~~W~~	564,887	597,120	682,311	291,357

Details of Significant Cash Transactions of Loans and Collection of Loans Occurred in Normal Course of Business with Related Parties
(d)
Details of significant cash transactions such as loans and collection of loans, which occurred in the normal course of business with related parties for the years ended December 31, 2018 and 2019 are as follows:

(In millions of won)
	Loans(*)
Associates	January 1, 2018		Increase	Decrease	December 31, 2018
INVENIA Co., Ltd.	~~W~~	2,375	—	(375)	2,000
YAS Co., Ltd.		375	—	(375)	—

	~~W~~	2,750	—	(750)	2,000

(*)	Loans are presented based on nominal amounts.

(In millions of won)
	Loans(*1)
Associates	January 1, 2019		Increase	Decrease(*2)	December 31, 2019
INVENIA Co., Ltd.	~~W~~	2,000	1,000	(3,000)	—

(*1)	Loans are presented based on nominal amounts.
(*2)	Excluded from related parties due to disposal of equity investments during the year ended December 31, 2019.

Compensation Costs of Key Management
Compensation costs of key management for the years ended December 31, 2017, 2018 and 2019 are as follows:

(In millions of won)
	2017		2018	2019
Short-term benefits	~~W~~	3,724	2,622	2,664
Expenses related to the defined benefit plan		488	794	553

	~~W~~	4,212	3,416	3,217